April 30, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SBL Fund (File Nos. 002-59353 and 811-02753) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A.

This filing is being made for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the Securities Act; (ii) filing the required exhibits; (iii) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) on Post-Effective Amendment No. 67; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information. The Registrant notes that the Registrant’s responses to the SEC staff’s comments were filed on the EDGAR system on April 1, 2013 (Accession No. 0001193125-13-136469) and that additional correspondence relating to follow up conversations with the SEC staff is being simultaneously filed on the EDGAR system as correspondence.

The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act. No fee is required in connection with this filing.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC